CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - BRL (R$) R$ in Thousands	Share capital	Capital reserve	Legal reserve	Expansion reserve	Additional dividends/interest on shareholders’ equity proposed	Tax incentive reserve	Equity valuation adjustments	Treasury shares	Retained earnings	Total
Beginning balance, value at Dec. 31, 2021	R$ 13,477,891	R$ 401,806	R$ 1,175,215	R$ 8,103,035		R$ 1,958,301	R$ (4,285)	R$ (4,857)		R$ 25,107,106
Total comprehensive income for the year
Net profit for the year									1,670,755	1,670,755
Post-employment benefit amount recorded directly in shareholders' equity							441			441
Total comprehensive income for the year							441		1,670,755	1,671,196
Total contribution from shareholders and distribution to shareholders
Long-term incentive plan		6,796								6,796
Purchase of treasury shares, net of disposals								4,694		4,694
Allocation of net profit for the year:
Legal reserve (Note 26)			75,233						(75,233)
Interest on Shareholders’ Equity (note 26)									(1,400,000)	(1,400,000)
Allocation to tax benefit reserve (Note 26)						166,110			(166,110)
Additional dividends/interest on shareholders’ equity proposed				(570,588)	600,000				(29,412)
Unclaimed dividends (Note 26)				7,573						7,573
Total contribution from shareholders and distribution to shareholders		6,796	75,233	(563,015)	600,000	166,110		4,694	(1,670,755)	(1,380,937)
Ending balance, value at Dec. 31, 2022	13,477,891	408,602	1,250,448	7,540,020	600,000	2,124,411	(3,844)	(163)		25,397,365
Total comprehensive income for the year
Net profit for the year									2,837,422	2,837,422
Post-employment benefit amount recorded in shareholders' equity							531			531
Total comprehensive income for the year							531		2,837,422	2,837,953
Total contribution from shareholders and distribution to shareholders
Long-term incentive plan		(24,291)								(24,291)
Purchase of treasury shares, net of disposals								(2,821)		(2,821)
Allocation of net profit for the year:
Legal reserve (Note 26)			129,979						(129,979)
Interest on Shareholders’ Equity (note 26)									(1,600,000)	(1,600,000)
Tax incentive reserve (Note 26)						237,828			(237,828)
Dividends/additional interest on shareholders’ equity proposed (Note 26)				(1,910,000)	1,310,000					(600,000)
Distribution (allocation) to expansion reserve (Note 26)				1,469,615	(600,000)				(869,615)
Unclaimed dividends (Note 26)				7,734						7,734
Total contribution from shareholders and distribution to shareholders		(24,291)	129,979	(432,651)	710,000	237,828		(2,821)	(2,837,422)	(2,219,378)
Ending balance, value at Dec. 31, 2023	13,477,891	384,311	1,380,427	7,107,369	1,310,000	2,362,239	(3,313)	(2,984)		26,015,940
Total comprehensive income for the year
Net profit for the year									3,153,881	3,153,881
Total contribution from shareholders and distribution to shareholders
Post-employment benefit amount recorded in shareholders' equity							1,029			1,029
Total comprehensive income for the year							1,029		3,153,881	3,154,910
Total contribution from shareholders and distribution to shareholders
Long-term incentive plan		22,354								22,354
Change in share value on grant date x fair value		10,892		(10,892)
Purchase of treasury shares, net of disposals								(45,004)		(45,004)
Transfer of shares - long-term incentive plan		(44,537)						44,537
Allocation of net profit for the year:
Legal reserve (Note 26)			140,659						(140,659)
Interest on Shareholders’ Equity (note 26)									(1,450,000)	(1,450,000)
Tax incentive reserve (Note 26)						340,716			(340,716)
Additional dividends/interest on shareholders’ equity proposed (Note 26)				(3,360,000)	2,050,000					(1,310,000)
Distribution (allocation) to expansion reserve (Note 26)				2,532,506	(1,310,000)				(1,222,506)
Unclaimed dividends (Note 26)				16,436						16,436
Total contribution from shareholders and distribution to shareholders		(11,291)	140,659	(821,950)	740,000	340,716		(467)	(3,153,881)	(2,766,214)
Ending balance, value at Dec. 31, 2024	R$ 13,477,891	R$ 373,020	R$ 1,521,086	R$ 6,285,419	R$ 2,050,000	R$ 2,702,955	R$ (2,284)	R$ (3,451)		R$ 26,404,636